Taxes (Details 1) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Net income before income taxes		$ 8,435	$ 16,350	$ 19,401	$ 29,564
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)		(2,868)	(5,559)	(6,597)	(10,051)
Adjustments to arrive at the effective tax rate:
Tax benefits from the deduction of interest on capital distributions		611	383	611	383
Different jurisdictional tax rates for companies abroad		(145)	203	101	394
Brazilian income taxes on income of companies incorporated outside Brazil	[1]	(95)	(329)	(196)	(628)
Tax incentives		34	2	77	8
Tax loss carryforwards (unrecognized tax losses)		(12)	(10)	(17)	(1)
Non-taxable income (non-deductible expenses), net		(2)	44	4	68
Post-employment benefits		(101)	(44)	(178)	(186)
Results of equity-accounted investments in Brazil and abroad			(3)	11	120
Others		2	4	12	18
Income taxes		(2,576)	(5,309)	(6,172)	(9,875)
Deferred income taxes		(813)	(28)	(1,485)	(1,989)
Current income taxes		$ (1,763)	$ (5,281)	$ (4,687)	$ (7,886)
Effective tax rate of income taxes		30.50%	32.50%	31.80%	33.40%

[1]	It relates to Brazilian income taxes on earnings of offshore investees, as established by Law No. 12,973/2014.